UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-173

DODGE & COX FUNDS

(Exact name of registrant as specified in charter)

555 California Street, 40th Floor

San Francisco, CA 94104

(Address of principal executive offices)

Thomas M. Mistele, Esq.

Secretary

555 California Street, 40th Floor

San Francisco, CA 94104

(Name and address of agent for service)

Registrant’s telephone number, including area code: 415-981-1710

Date of fiscal year end: December 31, 2007

Date of reporting period: March 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

The following is the schedule of investments as of March 31, 2007 for the Dodge & Cox Funds, a Delaware statutory trust, consisting of four series: Dodge & Cox Stock Fund, Dodge & Cox International Stock Fund, Dodge & Cox Balanced Fund and Dodge & Cox Income Fund.

DODGE & COX STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

COMMON STOCKS: 95.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 22.2%
AUTOMOBILES & COMPONENTS: 0.5%
Honda Motor Co., Ltd. ADR(b) (Japan)	9,051,800	$315,636,266

CONSUMER DURABLES & APPAREL: 6.5%
Koninklijke Philips Electronics NV(b) (Netherlands)	8,601,400	327,713,340
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	80,675,800	1,621,583,580
Nike, Inc., Class B	3,625,600	385,256,256
Sony Corp. ADR(b) (Japan)	39,423,700	1,990,502,613
Thomson ADR(b) (France)	6,586,900	127,061,301

		4,452,117,090
CONSUMER SERVICES: 2.4%
McDonald’s Corp.	36,739,700	1,655,123,485

MEDIA: 10.5%
Comcast Corp., Class A(a)	90,636,086	2,352,006,432
EchoStar Communications Corp.(a)	8,241,170	357,914,013
Interpublic Group of Companies, Inc.(a),(c)	27,502,900	338,560,699
Liberty Capital, Series A(a)	2,396,880	265,070,959
News Corp., Class A	91,309,338	2,111,071,895
Time Warner, Inc.	88,639,500	1,747,970,940

		7,172,594,938
RETAILING: 2.3%
Federated Department Stores, Inc.	11,121,406	501,019,340
Gap, Inc.	26,757,800	460,501,738
Genuine Parts Co.(c)	8,933,400	437,736,600
Liberty Interactive, Series A(a)	8,855,900	210,947,538

		1,610,205,216

		15,205,676,995
CONSUMER STAPLES: 4.5%
FOOD & STAPLES RETAILING: 2.9%
Wal-Mart Stores, Inc.	42,304,500	1,986,196,275

FOOD, BEVERAGE & TOBACCO: 1.0%
Unilever NV(b) (Netherlands)	24,515,600	716,345,832

HOUSEHOLD & PERSONAL PRODUCTS: 0.6%
Avon Products, Inc.	10,468,100	390,041,406

		3,092,583,513
ENERGY: 9.8%
Baker Hughes, Inc.	16,005,200	1,058,423,876
Chevron Corp.	24,200,671	1,789,881,627
ConocoPhillips	11,737,900	802,285,465
Exxon Mobil Corp.	9,205,000	694,517,250
Occidental Petroleum Corp.	15,579,600	768,230,076
Royal Dutch Shell PLC ADR(b) (United Kingdom)	10,407,864	693,267,821
Schlumberger, Ltd.	10,229,964	706,890,512
Spectra Energy Corp.	7,042,900	185,016,983

		6,698,513,610

COMMON STOCKS: 95.5%

	SHARES	VALUE
FINANCIALS: 13.2%
BANKS: 3.1%
Wachovia Corp.	31,100,014	$1,712,055,771
Wells Fargo & Co.	12,063,700	415,353,191

		2,127,408,962
DIVERSIFIED FINANCIALS: 3.9%
Capital One Financial Corp.	14,385,678	1,085,543,262
Citigroup, Inc.	23,578,300	1,210,509,922
SLM Corp.	8,200,000	335,380,000

		2,631,433,184
INSURANCE: 6.2%
Aegon NV(b) (Netherlands)	35,597,301	709,810,182
Chubb Corp.	11,448,700	591,554,329
Genworth Financial, Inc., Class A	8,845,000	309,044,300
Loews Corp.	15,438,500	701,371,055
MBIA, Inc.	2,993,676	196,055,841
Safeco Corp.	4,693,269	311,773,860
The Travelers Companies, Inc.	22,748,850	1,177,707,964
Unum Group	11,722,600	269,971,478

		4,267,289,009

		9,026,131,155
HEALTH CARE: 14.5%
HEALTH CARE EQUIPMENT & SERVICES: 4.8%
Becton, Dickinson & Co.	4,211,650	323,833,769
Cardinal Health, Inc.(c)	24,267,250	1,770,295,887
Health Management Associates, Inc.(c)	15,305,500	166,370,785
WellPoint, Inc.(a)	12,782,800	1,036,685,080

		3,297,185,521
PHARMACEUTICALS & BIOTECHNOLOGY: 9.7%
Bristol-Myers Squibb Co.	21,148,850	587,092,076
GlaxoSmithKline PLC ADR(b) (United Kingdom)	24,666,900	1,363,092,894
Pfizer, Inc.	71,020,145	1,793,968,863
Sanofi-Aventis ADR(b) (France)	41,811,300	1,819,209,663
Thermo Fisher Scientific, Inc.(a)	9,113,700	426,065,475
Wyeth	12,141,800	607,454,254

		6,596,883,225

		9,894,068,746
INDUSTRIALS: 7.7%
CAPITAL GOODS: 3.0%
General Electric Co.	20,515,400	725,424,544
Masco Corp.	12,911,400	353,772,360
Tyco International, Ltd.	31,070,300	980,267,965

		2,059,464,869
COMMERCIAL SERVICES & SUPPLIES: 0.6%
Pitney Bowes, Inc.	9,414,450	427,321,886

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

COMMON STOCKS (continued)

	SHARES	VALUE
TRANSPORTATION: 4.1%
FedEx Corp.	11,758,300	$1,263,194,169
Union Pacific Corp.(c)	15,123,350	1,535,776,192

		2,798,970,361

		5,285,757,116
INFORMATION TECHNOLOGY: 15.1%
SOFTWARE & SERVICES: 4.0%
BMC Software, Inc.(a),(c)	10,878,300	334,942,857
Computer Sciences Corp.(a),(c)	12,861,300	670,459,569
Compuware Corp.(a),(c)	19,318,600	183,333,514
EBay, Inc.(a)	17,752,400	588,492,060
Electronic Data Systems Corp.(c)	34,718,000	960,994,240

		2,738,222,240
TECHNOLOGY, HARDWARE & EQUIPMENT: 11.1%
Avaya, Inc.(a),(c)	30,384,324	358,838,866
Dell, Inc.(a)	28,743,633	667,139,722
Hewlett-Packard Co.	59,794,634	2,400,156,609
Hitachi, Ltd. ADR(b) (Japan)	10,341,300	798,451,773
Kyocera Corp. ADR(b) (Japan)	61,400	5,780,810
Motorola, Inc.	105,249,800	1,859,763,966
NCR Corp.(a)	6,059,300	289,452,761
Sun Microsystems, Inc.(a)	53,591,100	322,082,511
Xerox Corp.(a),(c)	54,050,100	912,906,189

		7,614,573,207

		10,352,795,447
MATERIALS: 5.4%
Akzo Nobel NV ADR(b) (Netherlands)	9,667,573	733,962,142
Alcoa, Inc.	8,361,583	283,457,664
Cemex SAB de CV ADR(b) (Mexico)	8,937,400	292,699,850
Dow Chemical Co.	33,093,880	1,517,685,337
International Paper Co.	7,674,600	279,355,440
Nova Chemicals Corp.(b),(c) (Canada)	4,741,370	146,792,815
Rohm and Haas Co.	9,163,700	473,946,564

		3,727,899,812
TELECOMMUNICATION SERVICES: 2.7%
Sprint Nextel Corp.	59,057,900	1,119,737,784
Vodafone Group PLC ADR(b) (United Kingdom)	25,802,837	693,064,202

		1,812,801,986
UTILITIES: 0.4%
FirstEnergy Corp.	4,475,600	296,463,744

		296,463,744

TOTAL COMMON STOCKS (Cost $47,307,517,597)		65,392,692,124

SHORT-TERM INVESTMENTS: 4.3%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$67,883,483	$67,883,483
State Street Repurchase Agreement 4.95%, 4/2/07, maturity value $1,726,344,824 (collateralized by U.S. Treasury Securities, value $1,760,150,530, 0% - 8.875%, 8/23/07 - 2/15/25)	1,725,633,000	1,725,633,000
U.S. Treasury Bills
4/5/07	325,000,000	324,823,736
4/12/07	200,000,000	199,690,778
4/19/07	400,000,000	398,982,500
4/26/07	200,000,000	199,316,666
5/3/07	75,000,000	74,673,333

TOTAL SHORT-TERM INVESTMENTS (Cost $2,991,003,496)		2,991,003,496

TOTAL INVESTMENTS (Cost $50,298,521,093)	99.8%	68,383,695,620
OTHER ASSETS LESS LIABILITIES	0.2%	105,146,426

TOTAL NET ASSETS	100.0%	$68,488,842,046

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

ADR: American Depository Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $18,085,174,527, of which $18,271,556,338 represented appreciated securities and $186,381,811 represented depreciated securities.

Holdings of 5% voting securities. Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2007. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions	Reductions	Shares at End of Period	Dividend Income(a)		Value at End of Period
American Power Conversion Corp.	13,409,652	—	(13,409,652)	—	$—		$—	(c)
Avaya, Inc.	31,094,924	4,200	(714,800)	30,384,324	—	(b)	358,838,866
BMC Software, Inc.	10,876,500	1,800	—	10,878,300	—	(b)	334,942,857
Cardinal Health, Inc.	24,264,150	3,100	—	24,267,250	2,184,053		1,770,295,887
Computer Sciences Corp.	12,858,900	2,400	—	12,861,300	—	(b)	670,459,569
Compuware Corp.	19,312,600	6,000	—	19,318,600	—	(b)	183,333,514
Electronic Data Systems Corp.	34,711,300	6,700	—	34,718,000	1,735,565		960,994,240
Genuine Parts Co.	8,931,300	2,100	—	8,933,400	3,260,691		437,736,600
Health Management Associates, Inc.	15,303,200	2,300	—	15,305,500	153,055,000		166,370,785
Interpublic Group of Companies, Inc.	27,499,200	3,700	—	27,502,900	—	(b)	338,560,699
Nova Chemicals Corp. (Canada)	4,740,470	900	—	4,741,370	340,666		146,792,815
Union Pacific Corp.	15,120,650	2,700	—	15,123,350	5,292,228		1,535,776,192
Xerox Corp.	63,334,900	8,100	(9,292,900)	54,050,100	—	(b)	912,906,189

					$165,868,203		$7,817,008,213

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Company was not an affiliate at the end of the period.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX INTERNATIONAL STOCK FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

COMMON STOCKS: 91.5%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.3%
AUTOMOBILES & COMPONENTS: 1.4%
Honda Motor Co., Ltd. ADR(b) (Japan)	15,230,800	$531,097,996

CONSUMER DURABLES & APPAREL: 8.6%
Consorcio Ara SAB de CV(c) (Mexico)	88,420,000	152,196,227
Corporacion Geo SAB de CV, Series B(a),(c) (Mexico)	42,105,400	244,166,118
Fujifilm Holdings Corp. (Japan)	4,500,000	184,063,137
Koninklijke Philips Electronics NV (Netherlands)	9,915,000	378,673,220
Matsushita Electric Industrial Co., Ltd. (Japan)	47,591,000	959,170,273
Sony Corp. (Japan)	14,737,600	749,136,321
Thomson(c) (France)	16,868,792	324,717,491
Yamaha Corp.(c) (Japan)	14,851,000	331,450,526

		3,323,573,313
MEDIA: 4.3%
Grupo Televisa SA ADR(b) (Mexico)	17,978,492	535,759,062
Naspers, Ltd. (South Africa)	12,300,000	297,560,135
News Corp., Class A (United States)	35,559,992	822,147,015

		1,655,466,212

		5,510,137,521
CONSUMER STAPLES: 6.5%
FOOD & STAPLES RETAILING: 2.1%
Tesco PLC (United Kingdom)	94,264,379	824,075,266

FOOD, BEVERAGE & TOBACCO: 3.8%
Anadolu Efes Biracilik ve Malt Sanayii AS (Turkey)	3,097,613	101,807,324
Cott Corp.(a),(b),(c) (Canada)	3,830,800	51,256,104
Fomento Economico Mexicano SAB de CV ADR(b) (Mexico)	2,714,058	299,604,862
Nestle SA (Switzerland)	1,506,000	586,523,886
Tiger Brands, Ltd. (South Africa)	7,552,043	184,259,647
Unilever NV(b) (Netherlands)	7,451,700	217,738,674

		1,441,190,497
HOUSEHOLD & PERSONAL PRODUCTS: 0.6%
Aderans Co., Ltd.(c) (Japan)	3,505,100	85,069,467
Avon Products, Inc. (United States)	4,150,000	154,629,000

		239,698,467

		2,504,964,230
ENERGY: 7.6%
Norsk Hydro ASA ADR(b) (Norway)	23,190,500	761,112,210
Royal Dutch Shell PLC ADR(b) (United Kingdom)	11,078,400	734,497,920
Schlumberger, Ltd. (United States)	9,533,000	658,730,300
Total SA (France)	10,822,000	758,247,071

		2,912,587,501
FINANCIALS: 20.6%
BANKS: 14.3%
DBS Group Holdings, Ltd. (Singapore)	29,042,000	409,648,881
Grupo Financiero Banorte SAB de CV (Mexico)	43,834,600	207,572,264

	SHARES	VALUE
HSBC Holdings PLC (United Kingdom)	53,989,200	$945,028,000
Kasikornbank PCL Foreign (Thailand)	81,554,600	156,074,213
Kasikornbank PCL NVDR (Thailand)	60,787,500	112,858,826
Kookmin Bank ADR(b) (South Korea)	5,928,100	534,418,215
Mitsubishi UFJ Financial Group (Japan)	11,800	133,180,584
Mitsubishi UFJ Financial Group ADR(b) (Japan)	67,666,500	761,924,790
Royal Bank of Scotland Group PLC (United Kingdom)	16,800,972	655,945,728
Shinsei Bank, Ltd.(c) (Japan)	74,153,000	355,536,702
Standard Bank Group, Ltd. (South Africa)	38,296,234	563,793,203
Standard Chartered PLC (United Kingdom)	23,455,000	675,722,447

		5,511,703,853
DIVERSIFIED FINANCIALS: 2.1%
Credit Suisse Group (Switzerland)	11,135,000	799,055,261

INSURANCE: 4.2%
Aegon NV (Netherlands)	18,373,868	366,207,415
Converium Holdings AG(c) (Switzerland)	8,918,646	156,332,272
Standard Life PLC (United Kingdom)	13,925,343	86,593,405
Swiss Life Holding (Switzerland)	1,242,104	311,765,395
Swiss Reinsurance Co. (Switzerland)	7,515,795	686,543,427

		1,607,441,914

		7,918,201,028
HEALTH CARE: 6.5%
HEALTH CARE EQUIPMENT & SERVICES: 0.9%
Mediceo Paltac Holdings Co., Ltd.(c) (Japan)	17,859,700	340,249,716

PHARMACEUTICALS & BIOTECHNOLOGY: 5.6%
GlaxoSmithKline PLC ADR(b) (United Kingdom)	17,967,200	992,867,472
Sanofi-Aventis (France)	13,621,800	1,184,604,034

		2,177,471,506

		2,517,721,222
INDUSTRIALS: 7.9%
CAPITAL GOODS: 3.5%
Nexans SA(c) (France)	1,866,440	246,835,117
Toto, Ltd.(c) (Japan)	30,657,000	307,246,410
Volvo AB, Series B (Sweden)	8,411,600	708,314,831
Wienerberger AG (Austria)	1,206,362	75,338,503

		1,337,734,861
TRANSPORTATION: 4.4%
Canadian Pacific Railway, Ltd.(b) (Canada)	2,644,870	149,302,911
Central Japan Railway Co. (Japan)	56,050	637,364,223
Nippon Yusen Kabushiki Kaisha (Japan)	51,950,000	416,605,142
TNT NV (Netherlands)	10,775,249	494,150,043

		1,697,422,319

		3,035,157,180

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 13.4%
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT: 2.3%
Infineon Technologies AG(a),(c) (Germany)	57,127,800	$889,060,149

TECHNOLOGY, HARDWARE & EQUIPMENT: 11.1%
Brother Industries, Ltd.(c) (Japan)	17,244,000	233,549,084
Canon, Inc. (Japan)	2,222,000	119,358,961
Epcos AG(c) (Germany)	5,828,100	101,756,064
Hitachi, Ltd. (Japan)	133,818,000	1,037,929,837
Kyocera Corp. (Japan)	969,200	91,376,545
LG.Philips LCD Co., Ltd. ADR(a),(b) (South Korea)	23,795,800	415,950,584
Motorola, Inc. (United States)	25,000,000	441,750,000
Nokia Oyj (Finland)	43,512,500	1,001,514,019
Nortel Networks Corp.(a),(b) (Canada)	9,990,705	240,276,455
Oce NV(c) (Netherlands)	8,018,524	146,962,410
Seiko Epson Corp.(c) (Japan)	14,091,500	414,948,277

		4,245,372,236

		5,134,432,385
MATERIALS: 10.8%
Akzo Nobel NV (Netherlands)	3,936,100	298,919,544
Arkema(a),(c) (France)	3,400,263	194,953,009
BASF AG (Germany)	5,910,400	665,425,010
Bayer AG (Germany)	9,077,000	580,084,452
BHP Billiton, Ltd. (Australia)	3,785,078	91,538,335
Cemex SAB de CV ADR(b) (Mexico)	9,947,000	325,764,250
Imperial Chemical Industries PLC (United Kingdom)	45,795,762	450,595,786
Lafarge SA (France)	3,521,025	553,562,154
Lanxess AG(a) (Germany)	4,092,359	210,798,963
Makhteshim-Agan Industries, Ltd.(c) (Israel)	29,459,809	184,779,177
Nova Chemicals Corp. (Canada)	1,587,900	49,088,048
Rinker Group, Ltd. (Australia)	31,118,565	454,463,521
Yara International ASA (Norway)	3,698,000	102,058,059

		4,162,030,308
TELECOMMUNICATION SERVICES: 3.3%
Bezeq Israeli Telecommunication Corp., Ltd. (Israel)	89,200,000	137,725,830
KT Corp. ADR(b) (South Korea)	19,658,400	440,151,576
Vodafone Group PLC ADR(b) (United Kingdom)	25,416,562	682,688,855

		1,260,566,261
UTILITIES: 0.6%
Centrica PLC (United Kingdom)	30,061,936	$228,643,193

		228,643,193

TOTAL COMMON STOCKS (Cost $27,994,747,734)		35,184,440,829

PREFERRED STOCKS: 2.8%

	SHARES	VALUE
CONSUMER STAPLES: 0.5%
FOOD & STAPLES RETAILING: 0.5%
Sadia SA ADR(b) (Brazil)	4,839,921	182,223,026

		182,223,026
ENERGY: 1.8%
Petroleo Brasileiro SA ADR(b) (Brazil)	5,729,200	511,904,020
Ultrapar Participacoes SA ADR(b) (Brazil)	6,819,785	200,501,679

		712,405,699
FINANCIALS: 0.5%
BANKS: 0.5%
Uniao de Bancos Brasileiros SA GDR(b) (Brazil)	2,316,500	202,601,090

		202,601,090

TOTAL PREFERRED STOCKS (Cost $559,002,125)		1,097,229,815

SHORT-TERM INVESTMENTS: 5.6%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$38,273,473	$38,273,473
State Street Repurchase Agreement 4.95%, 4/2/07, maturity value $1,125,872,231 (collateralized by U.S. Treasury Securities, value $1,147,922,600, 0%-11.25%, 6/21/07-5/15/15)	1,125,408,000	1,125,408,000
U.S. Treasury Bills
4/5/07	100,000,000	99,943,611
4/12/07	250,000,000	249,612,097
4/19/07	250,000,000	249,358,750
4/26/07	250,000,000	249,129,687
5/3/07	150,000,000	149,346,667

TOTAL SHORT-TERM INVESTMENTS (Cost $2,161,072,285)		2,161,072,285

TOTAL INVESTMENTS (Cost $30,714,822,144)	99.9%	38,442,742,929
OTHER ASSETS LESS LIABILITIES	0.1%	18,576,388

TOTAL NET ASSETS	100.0%	$38,461,319,317

(a)	Non-income producing
(b)	Security issed by a foreign entity, denominated in U.S. dollars
(c)	See Notes to Portfolio of Investments regarding holdings of 5% voting securities

ADR: American Depository Receipt

GDR: Global Depository Receipt

NVDR: Non Voting Depository Receipt

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation.    The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Listed securities are valued at the official quoted close price or the last sale on the date of determination on the principal exchange on which such securities are traded or, if not available, at the mean between the exchange listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Security values are not discounted based on the size of the Fund’s position. Short-term securities are valued at amortized cost which approximates current value.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using prevailing exchange rates. As a result, the Fund’s net asset value (NAV) may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available or if a security’s value has materially changed after the close of the security’s primary market but before the close of trading on the NYSE, the security is valued at fair value as determined in good faith by or at the direction of the Board of Trustees. The Fund may use fair value pricing in calculating its NAV when, for example, (i) the primary market for a security is closed or if trading of a security is suspended or limited, (ii) the Fund determines that the price provided by a pricing service is inaccurate or unreliable, or (iii) the Fund determines that a significant event affecting the value of a security has occurred before the close of the NYSE but after the close of the security’s primary market. An event is considered significant if there is both an affirmative expectation that the security’s value will materially change in response to the event and a reasonable basis for quantifying a resulting change in value. For securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. Pricing services are used to obtain closing market prices and to compute certain fair value adjustments utilizing computerized pricing models. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. In addition, fair values may not reflect the price that the Fund could obtain for a security if it were to dispose of that security at the time of pricing.

Security transactions.    Security transactions are recorded on the trade date.

Income tax matters.    At March 31, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $7,727,920,785, of which $7,972,012,650 represented appreciated securities and $244,091,865 represented depreciated securities.

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Holdings of 5% voting securities.    Each of the companies listed below is considered to be an affiliate of the Fund because the Fund owned 5% or more of the company’s voting securities during the three-month period ended March 31, 2007. Transactions during the period in securities of affiliated companies were as follows:

	Shares at Beginning of Period	Additions		Reductions	Shares at End of Period	Dividend Income (a)		Value at End of Period
Aderans Co., Ltd. (Japan)	3,005,100	500,000		—	3,505,100	$577,069		$85,069,467
Arkema (France)	3,400,263	—		—	3,400,263	—	(b)	194,953,009
Brother Industries, Ltd. (Japan)	19,244,000	—		(2,000,000)	17,244,000	1,087,940		233,549,084
Consorcio Ara SAB de CV (Mexico)	22,105,000	66,315,000	(c)	—	88,420,000	—		152,196,227
Converium Holdings AG (Switzerland)	8,918,646	—		—	8,918,646	—		156,332,272
Corporacion Geo SAB de CV, Series B (Mexico)	42,105,400	—		—	42,105,400	—	(b)	244,166,118
Cott Corp. (Canada)	3,830,800	—		—	3,830,800	—	(b)	51,256,104
Epcos AG (Germany)	5,828,100	—		—	5,828,100	1,302,129		101,756,064
Infineon Technologies AG (Germany)	47,027,800	10,100,000		—	57,127,800	—	(b)	889,060,149
Makhteshim-Agan Industries, Ltd. (Israel)	29,459,809	—		—	29,459,809	—		184,779,177
Mediceo Paltac Holdings Co., Ltd. (Japan)	13,559,700	4,300,000		—	17,859,700	1,056,361		340,249,716
Nexans SA (France)	1,866,440	—		—	1,866,440	—		246,835,117
Oce NV (Netherlands)	8,018,524	—		—	8,018,524	—		146,962,410
Seiko Epson Corp. (Japan)	13,406,900	684,600		—	14,091,500	1,778,092		414,948,277
Shinsei Bank, Ltd. (Japan)	74,153,000	—		—	74,153,000	970,764		355,536,702
Thomson (France)	15,784,838	1,083,954		—	16,868,792	—		324,717,491
Toto, Ltd. (Japan)	28,657,000	2,000,000		—	30,657,000	1,571,521		307,246,410
Yamaha Corp. (Japan)	14,851,000	—		—	14,851,000	1,171,205		331,450,526

						$9,515,081		$4,761,064,320

(a)	Net of foreign taxes, if any
(b)	Non-income producing
(c)	Represents shares obtained in a 4 for 1 stock split on March 8, 2007

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX BALANCED FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

COMMON STOCKS: 64.1%

	SHARES	VALUE
CONSUMER DISCRETIONARY: 14.9%
AUTOMOBILES & COMPONENTS: 0.3%
Honda Motor Co., Ltd. ADR(b) (Japan)	2,863,300	$99,843,271

CONSUMER DURABLES & APPAREL: 4.3%
Koninklijke Philips Electronics NV(b) (Netherlands)	2,400,000	91,440,000
Matsushita Electric Industrial Co., Ltd. ADR(b) (Japan)	21,808,200	438,344,820
Nike, Inc., Class B	1,007,000	107,003,820
Sony Corp. ADR(b) (Japan)	10,493,600	529,821,864
Thomson ADR(b) (France)	1,900,000	36,651,000

		1,203,261,504
CONSUMER SERVICES: 1.7%
McDonald’s Corp.	10,869,850	489,686,743

MEDIA: 6.9%
Comcast Corp., Class A(a)	25,022,574	649,335,795
EchoStar Communications Corp.(a)	2,345,365	101,859,202
Interpublic Group of Companies, Inc.(a)	6,817,000	83,917,270
Liberty Capital, Series A(a)	683,129	75,547,236
News Corp., Class A	25,007,900	578,182,648
Time Warner, Inc.	22,784,600	449,312,312

		1,938,154,463
RETAILING: 1.7%
Federated Department Stores, Inc.	3,448,272	155,344,654
Gap, Inc.	7,002,800	120,518,188
Genuine Parts Co.	2,945,750	144,341,750
Liberty Interactive, Series A(a)	2,697,300	64,249,686

		484,454,278

		4,215,400,259
CONSUMER STAPLES: 3.0%
FOOD & STAPLES RETAILING: 1.9%
Wal-Mart Stores, Inc.	11,243,300	527,872,935

FOOD, BEVERAGE & TOBACCO: 0.7%
Unilever NV(b) (Netherlands)	6,863,500	200,551,470

HOUSEHOLD & PERSONAL PRODUCTS: 0.4%
Avon Products, Inc.	2,767,700	103,124,502

		831,548,907
ENERGY: 6.6%
Baker Hughes, Inc.	4,202,117	277,885,997
Chevron Corp.	6,786,802	501,951,876
ConocoPhillips	3,431,100	234,515,685
Exxon Mobil Corp.	2,500,000	188,625,000
Occidental Petroleum Corp.	4,325,000	213,265,750
Royal Dutch Shell PLC ADR(b) (United Kingdom)	3,116,127	207,565,220
Schlumberger, Ltd.	2,841,821	196,369,831
Spectra Energy Corp.	1,893,600	49,744,872

		1,869,924,231

	SHARES	VALUE
FINANCIALS: 8.8%
BANKS: 2.1%
Wachovia Corp.	8,689,661	$478,365,838
Wells Fargo & Co.	3,121,900	107,487,017

		585,852,855
DIVERSIFIED FINANCIALS: 2.4%
Capital One Financial Corp.	3,640,800	274,734,768
Citigroup, Inc.	6,480,900	332,729,406
SLM Corp.	2,200,000	89,980,000

		697,444,174
INSURANCE: 4.3%
Aegon NV(b) (Netherlands)	9,988,470	199,170,092
Chubb Corp.	3,384,224	174,862,854
Genworth Financial, Inc., Class A	2,448,000	85,533,120
Loews Corp.	4,230,700	192,200,701
MBIA, Inc.	805,168	52,730,452
Safeco Corp.	1,136,900	75,524,267
The Travelers Companies, Inc.	6,652,900	344,420,633
Unum Group	3,795,400	87,408,062

		1,211,850,181

		2,495,147,210
HEALTH CARE: 9.8%
HEALTH CARE EQUIPMENT & SERVICES: 3.3%
Becton, Dickinson & Co.	1,317,900	101,333,331
Cardinal Health, Inc.	6,491,400	473,547,630
Health Management Associates, Inc.	3,900,000	42,393,000
WellPoint, Inc.(a)	3,673,000	297,880,300

		915,154,261
PHARMACEUTICALS & BIOTECHNOLOGY: 6.5%
Bristol-Myers Squibb Co.	6,050,550	167,963,268
GlaxoSmithKline PLC ADR(b) (United Kingdom)	6,675,400	368,882,604
Pfizer, Inc.	19,436,367	490,962,630
Sanofi-Aventis ADR(b) (France)	11,154,300	485,323,593
Thermo Fisher Scientific, Inc.(a)	3,335,850	155,950,988
Wyeth	3,366,800	168,441,004

		1,837,524,087

		2,752,678,348
INDUSTRIALS: 5.2%
CAPITAL GOODS: 1.9%
General Electric Co.	5,528,500	195,487,760
Masco Corp.	3,151,000	86,337,400
Tyco International, Ltd.	8,265,600	260,779,680

		542,604,840
COMMERCIAL SERVICES & SUPPLIES: 0.4%
Pitney Bowes, Inc.	2,606,650	118,315,844

TRANSPORTATION: 2.9%
FedEx Corp.	3,290,250	353,471,557
Union Pacific Corp.	4,373,700	444,149,235

		797,620,792

		1,458,541,476

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

COMMON STOCKS (continued)

	SHARES	VALUE
INFORMATION TECHNOLOGY: 10.2%
SOFTWARE & SERVICES: 2.9%
BMC Software, Inc.(a)	2,996,000	$92,246,840
Computer Sciences Corp.(a)	3,916,400	204,161,932
Compuware Corp.(a)	6,938,700	65,848,263
EBay, Inc.(a)	5,117,600	169,648,440
Electronic Data Systems Corp.	10,083,700	279,116,816

		811,022,291
TECHNOLOGY, HARDWARE & EQUIPMENT: 7.3%
Avaya, Inc.(a)	8,976,600	106,013,646
Dell, Inc.(a)	8,057,900	187,023,859
Hewlett-Packard Co.	16,207,331	650,562,266
Hitachi, Ltd. ADR(b) (Japan)	2,690,000	207,694,900
Kyocera Corp. ADR(b) (Japan)	16,700	1,572,305
Motorola, Inc.	28,077,700	496,132,959
NCR Corp.(a)	1,604,350	76,639,800
Sun Microsystems, Inc.(a)	14,250,300	85,644,303
Xerox Corp.(a)	14,366,850	242,656,096

		2,053,940,134

		2,864,962,425
MATERIALS: 3.6%
Akzo Nobel NV ADR(b) (Netherlands)	2,546,151	193,303,784
Alcoa, Inc.	2,275,650	77,144,535
Cemex SAB de CV ADR(b) (Mexico)	2,494,100	81,681,775
Dow Chemical Co.	8,620,259	395,325,078
International Paper Co.	2,372,900	86,373,560
Nova Chemicals Corp.(b) (Canada)	1,442,870	44,671,255
Rohm and Haas Co.	2,810,700	145,369,404

		1,023,869,391
TELECOMMUNICATION SERVICES: 1.7%
Sprint Nextel Corp.	16,320,000	309,427,200
Vodafone Group PLC ADR(b) (United Kingdom)	6,825,350	183,328,901

		492,756,101

UTILITIES: 0.3%
FirstEnergy Corp.	1,245,100	82,475,424

		82,475,424

TOTAL COMMON STOCKS (Cost $12,558,776,273)		18,087,303,772

FIXED INCOME SECURITIES: 29.9%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 5.3%
U.S. TREASURY: 4.2%
U.S. Treasury Notes
2.75%, 8/15/07	$150,000,000	$148,722,600
3.375%, 2/15/08	200,000,000	197,336,000
3.75%, 5/15/08	350,000,000	345,830,100
3.125%, 9/15/08	200,000,000	195,461,000
3.625%, 7/15/09	307,000,000	300,704,044

		1,188,053,744
GOVERNMENT RELATED: 1.1%
Arkansas Dev. Fin. Auth. GNMA Guaranteed Bonds 9.75%, 11/15/14	3,657,924	4,003,854
Small Business Administration — 504 Program
Series 96-20L, 6.70%, 12/1/16	2,460,245	2,540,540
Series 97-20F, 7.20%, 6/1/17	3,917,016	4,082,093
Series 97-20I, 6.90%, 9/1/17	5,117,569	5,316,228
Series 98-20D, 6.15%, 4/1/18	6,917,441	7,091,409
Series 98-20I, 6.00%, 9/1/18	3,262,874	3,338,776
Series 99-20F, 6.80%, 6/1/19	4,980,012	5,191,930
Series 00-20D, 7.47%, 4/1/20	13,318,359	14,050,426
Series 00-20E, 8.03%, 5/1/20	5,554,523	5,967,858
Series 00-20G, 7.39%, 7/1/20	8,454,652	8,937,509
Series 00-20I, 7.21%, 9/1/20	5,371,765	5,683,966
Series 01-20E, 6.34%, 5/1/21	12,479,904	12,952,122
Series 01-20G, 6.625%, 7/1/21	10,057,649	10,535,585
Series 03-20J, 4.92%, 10/1/23	20,787,892	20,612,068
Series 05-20F, 4.57%, 6/1/25	44,319,113	42,781,524
Series 05-20K, 5.36%, 11/1/25	36,813,122	37,137,391
Series 06-20D, 5.64%, 4/1/26	51,123,725	52,377,948
Series 06-20F, 5.82%, 6/1/26	57,562,771	59,355,091

		301,956,318

		1,490,010,062
MORTGAGE-RELATED SECURITIES: 13.7%
FEDERAL AGENCY CMO & REMIC: 1.1%
Dept. of Veterans Affairs
Trust 1995-1A 1, 7.211%, 2/15/25	1,293,513	1,345,388
Trust 1995-2C 3A, 8.793%, 6/15/25	655,920	710,557
Fannie Mae
SMBS I-1, 6.50%, 4/1/09	26,098	26,063
Trust 1993-207 G, 6.15%, 4/25/23	2,890,183	2,890,275
Trust 2002-73 PM, 5.00%, 12/25/26	15,442,076	15,358,113
Trust 2002-33 A1, 7.00%, 6/25/32	5,521,703	5,707,424
Trust 2005-W4 1A2, 6.50%, 8/25/35	35,475,452	36,304,492
Trust 2001-T7 A1, 7.50%, 2/25/41	5,368,645	5,570,072
Trust 2001-T8 A1, 7.50%, 7/25/41	5,796,172	6,013,440
Trust 2001-W3 A, 7.00%, 9/25/41	2,172,961	2,232,055
Trust 2002-W6 2A1, 7.00%, 6/25/42	5,538,849	5,721,846
Trust 2002-W8 A2, 7.00%, 6/25/42	6,146,457	6,330,697
Trust 2003-W2 1A1, 6.50%, 7/25/42	11,491,093	11,747,192
Trust 2003-W2 1A2, 7.00%, 7/25/42	4,678,791	4,798,146
Trust 2003-W4 4A, 7.50%, 10/25/42	6,951,559	7,232,902

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Trust 2004-T1 1A2, 6.50%, 1/25/44	$10,402,068	$10,674,766
Trust 2004-W2 5A, 7.50%, 3/25/44	26,131,508	27,411,184
Freddie Mac
Series 1236 H, 7.25%, 4/15/07	15,709	15,678
Series 1512 I, 6.50%, 5/15/08	712,809	710,175
Series 2100 GS, 6.50%, 12/15/13	8,766,859	8,961,687
Series 2430 UC, 6.00%, 9/15/16	14,696,884	14,815,455
Series 1078 GZ, 6.50%, 5/15/21	1,208,015	1,225,945
Series (GN) 16 PK, 7.00%, 8/25/23	13,889,313	14,375,146
Series 2550 QP, 5.00%, 3/15/26	4,163,213	4,152,346
Series T-48 1A4, 5.538%, 7/25/33	86,137,509	85,957,051
Series T-051 1A, 6.50%, 9/25/43	546,157	557,138
Series T-59 1A1, 6.50%, 10/25/43	34,878,333	35,742,598

		316,587,831
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 12.6%
Fannie Mae, 10 Year
6.00%, 1/1/12-10/1/14	30,233,535	30,664,467
Fannie Mae, 15 Year
5.50%, 1/1/14-1/1/21	452,608,834	455,323,466
6.00%, 12/1/13-6/1/19	498,270,300	507,412,071
6.50%, 1/1/13-11/1/18	178,874,244	183,252,711
7.00%, 12/1/07-11/1/18	17,236,328	17,769,528
7.50%, 9/1/15-8/1/17	58,905,784	60,837,444
Fannie Mae, 20 Year
5.50%, 1/1/23	18,116,642	18,068,719
6.50%, 1/1/22-10/1/26	33,381,517	34,127,294
Fannie Mae, 30 Year
5.00%, 3/1/34	259,043,468	250,935,542
5.50%, 6/1/33	57,108,332	56,640,368
6.00%, 4/1/35-6/1/35	386,924,040	391,755,989
6.50%, 12/1/32	205,133,332	211,293,607
7.50%, 9/1/07-7/1/19	98,861	100,114
8.00%, 1/1/09	53,039	53,423
Fannie Mae, Hybrid ARM
3.85%, 6/1/34	62,198,041	61,314,105
4.438%, 7/1/33	31,613,800	31,060,436
4.761%, 1/1/35	11,714,525	11,659,089
4.776%, 3/1/35	20,945,397	20,923,309
4.851%, 8/1/35	12,489,187	12,519,678
5.027%, 7/1/35	142,017,185	141,979,589
5.058%, 7/1/35	54,473,112	54,494,370
5.305%, 1/1/36	59,248,618	59,245,593
Fannie Mae, Multifamily DUS
Pool 555728, 4.019%, 8/1/13	420,132	399,470
Pool 555162, 4.834%, 1/1/13	17,545,094	17,387,374
Pool 555316, 4.887%, 2/1/13	5,397,709	5,363,344
Pool 760762, 4.89%, 4/1/12	16,115,000	15,842,314
Pool 735387, 4.925%, 4/1/15	13,863,179	13,748,999
Pool 555148, 4.975%, 1/1/13	4,702,431	4,690,110
Pool 555806, 5.093%, 10/1/13	3,660,045	3,668,770
Pool 461628, 5.32%, 4/1/14	10,516,474	10,649,769
Pool 462086, 5.355%, 11/1/15	28,576,586	29,030,808

	PAR VALUE	VALUE
Pool 545316, 5.636%, 12/1/11	$5,128,283	$5,239,244
Pool 323350, 5.65%, 11/1/08	1,988,873	1,989,100
Pool 545387, 5.897%, 1/1/12	6,051,717	6,247,709
Pool 545258, 5.94%, 11/1/11	976,590	1,007,435
Pool 380735, 5.965%, 10/1/08	16,301,531	16,344,774
Pool 545685, 6.016%, 4/1/12	30,325,368	31,305,402
Pool 323492, 6.02%, 1/1/09	4,291,649	4,317,388
Freddie Mac, 30 Year
8.00%, 2/1/08-11/1/10	57,688	57,943
8.25%, 2/1/17	7,889	7,926
8.75%, 5/1/10	26,123	26,789
Freddie Mac Gold, 15 Year
5.50%, 8/1/14-1/1/17	31,914,425	32,118,770
6.00%, 10/1/13-10/1/18	156,757,683	159,580,659
6.50%, 7/1/14-3/1/18	69,577,975	71,164,648
7.00%, 5/1/08-4/1/15	2,033,456	2,054,686
7.75%, 7/25/21	1,452,938	1,522,515
Freddie Mac Gold, 20 Year 6.50%, 10/1/26	63,477,077	64,893,450
Freddie Mac Gold, 30 Year
5.00%, 8/1/33	100,010,769	96,897,934
6.50%, 9/1/18-4/1/33	120,964,739	124,522,401
7.47%, 3/17/23	419,771	434,870
8.50%, 1/1/23	54,917	58,213
Freddie Mac Gold, Hybrid ARM
3.809%, 5/1/34	22,114,173	21,753,314
4.806%, 10/1/35	32,321,146	32,242,904
4.842%, 5/1/35	101,553,953	100,910,417
5.385%, 11/1/35	58,612,046	58,655,067
Ginnie Mae, 30 Year
7.50%, 1/15/08-10/15/25	5,000,442	5,202,122
7.97%, 4/15/20-1/15/21	2,354,496	2,488,104

		3,553,255,654
PRIVATE LABEL CMO & REMIC SECURITIES: 0.0%(e)
Union Planters Mortgage Finance Corp. 7.70%, 12/25/24	4,246,562	4,392,325

		3,874,235,810
ASSET-BACKED SECURITIES: 0.8%
STUDENT LOAN: 0.8%
SLM Student Loan Trust
Series 2006-7 A1, 5.32%, 4/25/12	32,497,448	32,485,199
Series 2006-3 A2, 5.36%, 1/25/16	8,445,683	8,447,432
Series 2006-9 A2, 5.36%, 4/25/17	12,000,000	11,994,372
Series 2007-2 A2, 5.346%, 7/25/17	124,000,000	123,994,804
Series 2006-10 A2, 5.37%, 10/25/17	50,000,000	50,019,115

		226,940,922
CORPORATE: 10.1%
FINANCIALS: 2.5%
Bank of America 5.30%, 3/15/17	61,000,000	59,995,269

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
BankAmerica Capital II(c) 8.00%, 12/15/26 (callable)	$17,355,000	$18,090,488
BankAmerica Capital VI(c) 5.625%, 3/8/35	10,000,000	9,290,520
BankAmerica Capital XI(c) 6.625%, 5/23/36	31,915,000	33,770,474
Boston Properties, Inc.
6.25%, 1/15/13	49,070,000	51,509,662
5.625%, 4/15/15	29,500,000	29,918,871
5.00%, 6/1/15	2,890,000	2,811,117
CIGNA Corp.
7.00%, 1/15/11	14,705,000	15,538,259
6.375%, 10/15/11	17,820,000	18,631,273
7.65%, 3/1/23	9,745,000	11,046,191
7.875%, 5/15/27	12,970,000	15,394,145
8.30%, 1/15/33	9,050,000	11,101,599
6.15%, 11/15/36	15,275,000	15,137,281
HSBC Holdings PLC 6.50%, 5/2/36	23,000,000	24,308,907
JPMorgan Chase (Bank One) Capital III(c) 8.75%, 9/1/30	28,187,000	36,954,200
JPMorgan Chase Capital XVII(c) 5.85%, 8/1/35	5,955,000	5,624,146
Kaupthing Bank 7.125%, 5/19/16(d)	65,000,000	70,312,190
Safeco Corp.
4.875%, 2/1/10	15,131,000	15,039,624
7.25%, 9/1/12	13,672,000	14,952,109
The Travelers Companies, Inc.
8.125%, 4/15/10 (St. Paul)	19,885,000	21,652,617
5.00%, 3/15/13 (Travelers)	10,250,000	10,083,509
5.50%, 12/1/15	9,160,000	9,192,335
6.25%, 6/20/16	22,000,000	23,103,344
Unum Group
7.625%, 3/1/11	15,330,000	16,438,896
6.85%, 11/15/15(d) (Unum Finance PLC)	10,200,000	10,636,438
7.19%, 2/1/28 (Unum)	8,500,000	8,380,686
7.25%, 3/15/28 (Provident Companies)	12,130,000	12,677,293
6.75%, 12/15/28 (Unum)	27,430,000	27,238,072
7.375%, 6/15/32	19,470,000	20,756,694
WellPoint, Inc.
5.00%, 12/15/14	13,070,000	12,682,723
5.25%, 1/15/16	72,210,000	70,910,509

		703,179,441
INDUSTRIALS: 6.7%
AT&T Corp. 8.00%, 11/15/31	106,400,000	131,487,737
Comcast Corp.
5.30%, 1/15/14	63,050,000	62,198,636
5.85%, 11/15/15	26,500,000	26,909,822

	PAR VALUE	VALUE
5.90%, 3/15/16	$22,880,000	$23,276,533
6.50%, 1/15/17	27,500,000	29,023,527
Cox Communications, Inc.
5.45%, 12/15/14	75,530,000	74,610,951
5.50%, 10/1/15	15,265,000	15,011,326
5.875%, 12/1/16(d)	17,145,000	17,275,336
Dillard’s, Inc.
6.30%, 2/15/08	6,000,000	6,037,500
7.85%, 10/1/12	14,000,000	14,542,500
7.13%, 8/1/18	10,831,000	10,654,996
7.875%, 1/1/23	8,860,000	8,804,625
7.75%, 7/15/26	50,000	49,250
7.75%, 5/15/27	550,000	542,438
7.00%, 12/1/28	15,486,000	14,092,260
Dow Chemical Co.
4.027%, 9/30/09(d)	33,950,000	32,787,179
6.00%, 10/1/12	5,800,000	5,980,102
7.375%, 11/1/29	35,170,000	39,142,733
Federated Department Stores, Inc. (May Department Stores Co.)
7.625%, 8/15/13	5,900,000	6,441,779
7.45%, 10/15/16	9,300,000	10,015,933
6.90%, 1/15/32	54,484,000	54,734,191
6.70%, 7/15/34	13,025,000	12,846,662
Ford Motor Credit Co.
7.375%, 2/1/11	120,535,000	118,550,150
7.25%, 10/25/11	118,160,000	114,840,058
GMAC, LLC
7.75%, 1/19/10	6,145,000	6,307,357
6.875%, 9/15/11	186,615,000	186,795,830
HCA, Inc.
8.75%, 9/1/10	27,750,000	29,102,812
7.875%, 2/1/11	23,798,000	24,244,212
6.95%, 5/1/12	14,090,000	13,596,850
6.30%, 10/1/12	11,400,000	10,659,000
6.25%, 2/15/13	47,740,000	43,383,725
6.75%, 7/15/13	27,400,000	25,276,500
5.75%, 3/15/14	20,420,000	17,433,575
6.50%, 2/15/16	22,000,000	18,727,500
Hewlett-Packard Co. 5.50%, 7/1/07	21,210,000	21,208,134
Lafarge SA 6.50%, 7/15/16	27,590,000	28,857,181
Liberty Media Corp.
8.50%, 7/15/29	32,630,000	33,378,043
4.00%, 11/15/29 (exchangeable)	18,975,000	12,547,219
8.25%, 2/1/30	18,875,000	18,869,507
3.75%, 2/15/30 (exchangeable)	35,755,000	22,078,712
Lockheed Martin Corp.
7.65%, 5/1/16	18,500,000	21,447,790
7.75%, 5/1/26	8,500,000	10,263,453
6.15%, 9/1/36	7,000,000	7,262,493

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Raytheon Co. 6.75%, 8/15/07	$20,476,000	$20,563,617
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	101,940,000	114,562,517
7.70%, 5/1/32	79,490,000	90,120,993
Wyeth
5.50%, 2/1/14	70,724,000	71,154,780
5.50%, 2/15/16	10,665,000	10,686,458
5.45%, 4/1/17	35,000,000	34,812,995
Xerox Corp.
7.125%, 6/15/10	18,425,000	19,355,315
6.875%, 8/15/11	135,655,000	142,766,035
6.40%, 3/15/16	10,000,000	10,285,250

		1,895,604,077
TRANSPORTATION: 0.9%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	7,320,000	6,888,208
8.251%, 1/15/21	1,381,588	1,607,007
4.967%, 4/1/23	14,632,839	14,133,347
5.72%, 1/15/24	25,867,509	26,061,058
5.629%, 4/1/24	31,540,000	31,714,498
5.342%, 4/1/24	20,600,000	20,275,251
Consolidated Rail Corp. 6.76%, 5/25/15	3,647,094	3,853,957
CSX Transportation, Inc. 9.75%, 6/15/20	5,351,000	7,074,075
FedEx Corp. 6.72%, 1/15/22	5,367,526	5,779,591
Norfolk Southern Corp.
7.70%, 5/15/17	13,000,000	14,487,824
9.75%, 6/15/20	7,389,000	9,930,040
Union Pacific Corp.
6.125%, 1/15/12	15,720,000	16,182,294
6.50%, 4/15/12	3,550,000	3,721,316
5.375%, 5/1/14	2,935,000	2,914,546
4.875%, 1/15/15	8,320,000	7,827,980
6.33%, 1/2/20	33,992,328	35,711,321
5.866%, 7/2/30	36,924,000	38,230,371

		246,392,684

		2,845,176,202

TOTAL FIXED INCOME SECURITIES (Cost $8,375,404,364)		8,436,362,996

SHORT-TERM INVESTMENTS: 5.6%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$27,896,900	$27,896,900
State Street Repurchase Agreement 4.95%, 4/2/07, maturity value $643,427,304 (collateralized by U.S. Treasury Securities, value $656,026,405, 3.375%-5.25%, 3/31/08-2/15/29)	643,162,000	643,162,000
U.S. Treasury Bills
4/5/07	50,000,000	49,973,361
4/12/07	300,000,000	299,532,271
4/19/07	350,000,000	349,106,500
4/26/07	200,000,000	199,316,666

TOTAL SHORT-TERM INVESTMENTS (Cost $1,568,987,698)		1,568,987,698

TOTAL INVESTMENTS (Cost $22,503,168,335)	99.6%	28,092,654,466
OTHER ASSETS LESS LIABILITIES	0.4%	120,921,291

TOTAL NET ASSETS	100.0%	$28,213,575,757

(a)	Non-income producing
(b)	Security issued by a foreign entity, denominated in U.S. dollars
(c)	Cumulative preferred security
(d)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, all such securities in total represented $131,011,143 or 0.5% of total net assets.

(e)	Rounds to 0.0%

When two issuers are identified, the first name refers to the acquirer/successor obligor or guarantor, and the second name (within the parentheses) refers to the original issuer of the instrument.

ADR: American Depository Receipt

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Stocks are valued at the official quoted close price or the last sale of the day at the close of the NYSE or, if not available, at the mean between the exchange-listed bid and ask prices for the day. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $5,589,486,131, of which $5,693,176,691 represented appreciated securities and $103,690,560 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

DODGE & COX INCOME FUND

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES: 97.1%

	PAR VALUE	VALUE
U.S. TREASURY AND GOVERNMENT RELATED: 22.1%
U.S. TREASURY: 19.0%
U.S. Treasury Notes
6.625%, 5/15/07	$340,000,000	$340,624,240
3.00%, 11/15/07	476,500,000	470,655,251
3.25%, 8/15/08	200,000,000	195,968,800
3.125%, 10/15/08	325,000,000	317,369,975
3.25%, 1/15/09	400,000,000	390,390,800
3.625%, 7/15/09	485,000,000	475,053,620
3.375%, 9/15/09	350,000,000	340,334,050

		2,530,396,736
GOVERNMENT RELATED: 3.1%
Small Business Administration — 504 Program
Series 91-20K, 8.25%, 11/1/11	341,426	354,836
Series 92-20B, 8.10%, 2/1/12	282,308	294,042
Series 92-20C, 8.20%, 3/1/12	690,876	721,276
Series 92-20D, 8.20%, 4/1/12	496,482	517,245
Series 92-20G, 7.60%, 7/1/12	928,131	962,977
Series 92-20H, 7.40%, 8/1/12	639,795	662,702
Series 92-20I, 7.05%, 9/1/12	865,460	893,007
Series 92-20J, 7.00%, 10/1/12	1,368,586	1,409,697
Series 92-20K, 7.55%, 11/1/12	1,343,359	1,394,797
Series 92-20L, 7.45%, 12/1/12	616,057	639,308
Series 93-20B, 7.00%, 2/1/13	916,619	946,653
Series 93-20C, 6.50%, 3/1/13	2,758,358	2,829,631
Series 93-20D, 6.75%, 4/1/13	1,175,808	1,209,109
Series 93-20E, 6.55%, 5/1/13	3,967,766	4,070,544
Series 93-20F, 6.65%, 6/1/13	1,158,670	1,191,057
Series 93-20L, 6.30%, 12/1/13	2,107,839	2,157,361
Series 94-20A, 6.50%, 1/1/14	2,230,775	2,291,242
Series 94-20D, 7.70%, 4/1/14	753,850	780,946
Series 94-20E, 7.75%, 5/1/14	2,314,683	2,421,692
Series 94-20F, 7.60%, 6/1/14	1,393,604	1,455,955
Series 94-20G, 8.00%, 7/1/14	952,101	1,001,325
Series 94-20H, 7.95%, 8/1/14	865,269	910,048
Series 94-20I, 7.85%, 9/1/14	1,141,292	1,199,461
Series 94-20K, 8.65%, 11/1/14	1,005,232	1,064,727
Series 94-20L, 8.40%, 12/1/14	917,105	969,197
Series 95-20A, 8.50%, 1/1/15	276,899	293,317
Series 95-20C, 8.10%, 3/1/15	664,721	701,367
Series 97-20E, 7.30%, 5/1/17	1,791,962	1,869,188
Series 97-20J, 6.55%, 10/1/17	2,344,576	2,418,083
Series 98-20C, 6.35%, 3/1/18	8,797,492	9,057,501
Series 98-20H, 6.15%, 8/1/18	2,900,453	2,976,575
Series 98-20L, 5.80%, 12/1/18	1,793,724	1,827,841
Series 99-20C, 6.30%, 3/1/19	2,060,921	2,124,990
Series 99-20G, 7.00%, 7/1/19	4,855,490	5,085,747
Series 99-20I, 7.30%, 9/1/19	1,534,616	1,619,395
Series 01-20G, 6.625%, 7/1/21	11,849,257	12,412,329
Series 01-20L, 5.78%, 12/1/21	28,564,958	29,230,133
Series 02-20L, 5.10%, 12/1/22	6,957,173	6,964,346
Series 04-20L, 4.87%, 12/1/24	8,083,358	7,962,087

	PAR VALUE	VALUE
Series 05-20B, 4.625%, 2/1/25	$10,390,397	$10,076,533
Series 05-20C, 4.95%, 3/1/25	7,130,196	6,996,574
Series 05-20E, 4.84%, 5/1/25	21,130,174	20,748,597
Series 05-20G, 4.75%, 7/1/25	18,752,194	18,293,600
Series 05-20I, 4.76%, 9/1/25	21,167,275	20,639,651
Series 06-20A, 5.21%, 1/1/26	21,244,809	21,265,483
Series 06-20B, 5.35%, 2/1/26	6,187,356	6,235,438
Series 06-20C, 5.57%, 3/1/26	31,860,476	32,454,467
Series 06-20G, 6.07%, 7/1/26	54,470,996	56,847,146
Series 06-20J, 5.37%, 10/1/26	18,580,000	18,728,174
Series 06-20L, 5.12%, 12/1/26	14,328,000	14,225,383
Series 07-20A, 5.32%, 1/1/27	28,455,000	28,585,127
Series 07-20C, 5.23%, 3/1/27	43,205,000	43,154,878

		415,142,785

		2,945,539,521
MORTGAGE-RELATED SECURITIES: 42.6%
FEDERAL AGENCY CMO & REMIC: 2.8%
Dept. of Veterans Affairs
Trust 1995-2D 4A, 9.293%, 5/15/25	461,381	506,578
Trust 1997-2Z, 7.50%, 6/15/27	34,501,166	36,140,931
Trust 1998-1 1A, 8.184%, 10/15/27	1,249,243	1,317,185
Fannie Mae
Trust 1994-72 J, 6.00%, 6/25/23	7,409,519	7,415,174
Trust 1998-58 PX, 6.50%, 9/25/28	3,197,830	3,299,101
Trust 1998-58 PC, 6.50%, 10/25/28	18,127,698	18,703,211
Trust 2002-33 A1, 7.00%, 6/25/32	6,273,799	6,484,816
Trust 2001-T4 A1, 7.50%, 7/25/41	5,282,969	5,486,664
Trust 2001-T10 A1, 7.00%, 12/25/41	8,653,947	8,914,347
Trust 2002-90 A1, 6.50%, 6/25/42	11,467,205	11,746,052
Trust 2002-W6 2A1, 7.00%, 6/25/42	9,887,288	10,213,953
Trust 2002-W8 A2, 7.00%, 6/25/42	4,942,740	5,090,899
Trust 2003-W2 1A2, 7.00%, 7/25/42	30,245,185	31,016,739
Trust 2003-W4 3A, 7.00%, 10/25/42	9,100,498	9,390,247
Trust 2003-07 A1, 6.50%, 12/25/42	12,591,303	12,871,287
Trust 2003-W1 1A1, 6.50%, 12/25/42	18,511,598	18,888,953
Trust 2003-W1 2A, 7.50%, 12/25/42	8,441,873	8,799,647
Trust 2004-W2 5A, 7.50%, 3/25/44	41,317,821	43,341,180
Trust 2004-W8 3A, 7.50%, 6/25/44	23,625,477	24,775,477
Trust 2005-W1 1A3, 7.00%, 10/25/44	20,667,634	21,486,163
Trust 2001-79 BA, 7.00%, 3/25/45	2,737,013	2,798,646
Trust 2006-W1 1A1, 6.50%, 12/25/45	2,887,400	2,966,242
Trust 2006-W1 1A2, 7.00%, 12/25/45	19,002,711	19,790,757
Trust 2006-W1 1A3, 7.50%, 12/25/45	303,326	320,123
Trust 2006-W1 1A4, 8.00%, 12/25/45	22,570,618	24,089,352
Freddie Mac
Series 1565 G, 6.00%, 8/15/08	1,371,157	1,370,104
Series 1601 PJ, 6.00%, 10/15/08	5,778,786	5,775,075
Series 2439 LG, 6.00%, 9/15/30	10,339,038	10,369,693
Series T-48 1A, 7.099%, 7/25/33	8,459,049	8,744,507
Ginnie Mae 7.25%, 7/16/28	3,254,448	3,292,421

		365,405,524

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
FEDERAL AGENCY MORTGAGE PASS-THROUGH: 39.7%
Fannie Mae, 10 Year
6.00%, 11/1/16	$23,232,975	$23,640,361
Fannie Mae, 15 Year
5.50%, 9/1/14-1/1/22	499,823,080	502,445,672
6.00%, 4/1/13-3/1/22	981,317,642	998,737,484
6.50%, 11/1/12-11/1/18	200,822,760	205,823,457
7.00%, 7/1/08-12/1/11	1,707,228	1,739,072
7.50%, 11/1/14-8/1/17	20,468,961	21,141,274
8.00%, 8/1/10	5,691	5,691
Fannie Mae, 20 Year
6.50%, 4/1/19-10/1/24	68,013,508	70,160,597
Fannie Mae, 30 Year
4.50%, 8/1/33-11/1/33	128,563,715	121,159,375
5.00%, 11/1/33-3/1/34	319,981,259	309,966,013
5.50%, 2/1/34-5/1/34	213,459,889	211,710,729
6.00%, 11/1/28-7/1/35	803,994,561	814,092,025
6.50%, 12/1/32-1/1/34	195,646,188	201,521,558
7.00%, 4/1/32	4,048,526	4,227,182
7.50%, 9/1/07	6,580	6,572
8.00%, 1/1/12-8/1/22	181,304	185,616
Fannie Mae, Hybrid ARM
4.219%, 9/1/34	20,883,161	20,681,496
4.498%, 1/1/35	64,800,398	64,381,717
4.50%, 6/1/35-7/1/35	29,270,491	29,001,835
4.603%, 10/1/34	24,171,945	24,012,954
4.671%, 8/1/35	21,125,916	20,902,633
4.681%, 1/1/36	44,740,249	44,459,449
4.709%, 8/1/34	5,773,312	5,749,574
4.748%, 7/1/35	18,438,277	18,278,725
4.764%, 10/1/35	33,145,392	33,028,802
4.773%, 11/1/36	27,191,418	27,019,969
4.78%, 7/1/35	19,425,419	19,286,803
4.781%, 1/1/36	37,398,922	37,307,951
4.808%, 8/1/35	55,144,203	54,887,990
4.883%, 12/1/35	21,556,183	21,492,984
4.892%, 10/1/35	17,569,478	17,501,506
5.002%, 9/1/35	25,350,869	25,295,467
5.037%, 4/1/35	29,924,742	30,030,694
5.039%, 7/1/35	133,817,032	133,817,439
Fannie Mae, Multifamily DUS
Pool 760744, 4.75%, 3/1/15	13,590,000	13,281,340
Pool 555162, 4.834%, 1/1/13	17,169,128	17,014,788
Pool 555191, 4.865%, 2/1/13	15,885,061	15,760,102
Pool 888015, 5.55%, 11/1/16	47,960,291	49,081,412
Pool 555172, 5.579%, 12/1/12	2,906,093	2,971,254
Pool 545987, 5.88%, 9/1/12	25,272,474	26,186,676
Pool 545685, 6.016%, 4/1/12	28,887,575	29,821,143
Pool 545708, 6.056%, 5/1/12	2,537,943	2,634,249
Pool 545547, 6.088%, 3/1/12	13,166,951	13,680,669
Pool 545209, 6.135%, 10/1/11	25,109,502	26,057,156
Pool 545059, 6.224%, 5/1/11	22,648,297	23,503,480
Pool 545179, 6.249%, 9/1/11	18,234,703	18,998,538
Pool 323822, 6.373%, 7/1/09	3,389,899	3,460,757

	PAR VALUE	VALUE
Freddie Mac, 30 Year
7.50%, 10/1/08	$1,506	$1,507
8.00%, 1/1/08-5/1/09	3,488	3,500
Freddie Mac Gold, 10 Year
6.00%, 9/1/16	11,984,681	12,200,238
Freddie Mac Gold, 15 Year
5.50%, 11/1/13-10/1/20	168,910,809	169,610,087
6.00%, 4/1/13-2/1/19	139,192,496	141,685,285
6.50%, 2/1/11-9/1/18	76,216,154	78,100,979
7.00%, 11/1/08-3/1/12	1,605,097	1,635,927
Freddie Mac Gold, 20 Year
5.50%, 11/1/23	77,014,502	76,802,570
6.00%, 7/1/25	18,937,057	19,255,466
6.50%, 7/1/21-10/1/26	51,515,846	52,710,174
Freddie Mac Gold, 30 Year
6.50%, 5/1/17-12/1/32	46,292,842	47,618,752
7.00%, 4/1/31	23,992,436	24,955,345
7.90%, 2/17/21	2,883,956	3,029,599
Freddie Mac Gold, Hybrid ARM
4.149%, 1/1/35	17,057,204	16,840,177
4.16%, 3/1/35	12,548,731	12,219,700
4.311%, 8/1/34	14,825,298	14,680,439
4.407%, 9/1/35	33,815,820	33,113,315
4.519%, 4/1/35	9,699,200	9,617,822
4.585%, 4/1/36	41,202,629	40,597,776
4.687%, 8/1/35	18,332,489	18,050,122
4.734%, 8/1/35	21,026,398	20,873,746
4.867%, 10/1/35	25,014,530	24,974,935
4.884%, 1/1/36	24,737,941	24,691,816
5.137%, 1/1/36	73,375,950	73,390,199
Ginnie Mae, 15 Year
7.00%, 4/15/09	415,518	419,277
Ginnie Mae, 30 Year
7.00%, 5/15/28	2,230,794	2,332,158
7.50%, 9/15/17-5/15/25	7,565,114	7,875,688
7.80%, 6/15/20-1/15/21	2,042,429	2,145,254

		5,285,584,083
PRIVATE LABEL CMO & REMIC SECURITIES: 0.1%
GSMPS Mortgage Loan Trust
8.50%, 6/25/34(b)	14,200,006	15,050,024

		5,666,039,631
ASSET-BACKED SECURITIES: 2.3%
STUDENT LOAN: 2.3%
SLM Student Loan Trust
Series 2007-2 A2, 5.346%, 7/25/17	162,000,000	161,993,212
Series 2006-7 A2, 5.35%, 10/25/16	45,107,000	45,104,921
Series 2006-8 A2, 5.36%, 10/25/16	35,000,000	34,990,795
Series 2007-1 A1, 5.33%, 4/25/12	34,525,000	34,536,003
Series 2005-10 A2, 5.37%, 4/27/15	20,475,430	20,474,816
Series 2006-5 A1, 5.33%, 7/25/13	15,882,304	15,882,447

		312,982,194

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES (continued)
	PAR VALUE	VALUE
CORPORATE: 30.1%
FINANCIALS: 7.5%
Bank of America
5.30%, 3/15/17	$90,000,000	$88,517,610
BankAmerica Capital II(a)
8.00%, 12/15/26 (callable)	14,550,000	15,166,615
BankAmerica Capital VI(a)
5.625%, 3/8/35	21,450,000	19,928,165
BankAmerica Capital XI(a)
6.625%, 5/23/36	43,360,000	45,880,864
Boston Properties, Inc.
6.25%, 1/15/13	50,436,000	52,943,577
5.625%, 4/15/15	34,560,000	35,050,718
5.00%, 6/1/15	15,309,000	14,891,141
CIGNA Corp.
7.00%, 1/15/11	13,665,000	14,439,327
6.375%, 10/15/11	28,755,000	30,064,100
7.65%, 3/1/23	3,597,000	4,077,286
7.875%, 5/15/27	27,840,000	33,043,407
8.30%, 1/15/33	7,375,000	9,046,883
6.15%, 11/15/36	38,000,000	37,657,392
HSBC Holdings PLC
6.50%, 5/2/36	41,875,000	44,258,064
JPMorgan Chase (Bank One) Capital III(a)
8.75%, 9/1/30	26,355,000	34,552,380
JPMorgan Chase Capital XV(a)
5.875%, 3/15/35	14,625,000	13,957,778
JPMorgan Chase Capital XVII(a)
5.85%, 8/1/35	22,090,000	20,862,702
Kaupthing Bank
7.125%, 5/19/16(b)	90,105,000	97,468,921
Safeco Corp.
4.875%, 2/1/10	15,150,000	15,058,509
7.25%, 9/1/12	18,122,000	19,818,763
The Travelers Companies, Inc.
8.125%, 4/15/10 (St. Paul)	21,575,000	23,492,845
5.00%, 3/15/13 (Travelers)	17,118,000	16,839,952
5.50%, 12/1/15	14,067,000	14,116,657
6.25%, 6/20/16	44,360,000	46,584,743
Unum Group
7.625%, 3/1/11	20,894,000	22,405,368
6.85%, 11/15/15(b) (Unum Finance PLC)	21,150,000	22,054,966
7.19%, 2/1/28 (Unum)	11,640,000	11,476,609
7.25%, 3/15/28 (Provident Companies)	24,155,000	25,244,850
6.75%, 12/15/28 (Unum)	13,005,000	12,914,004
7.375%, 6/15/32	29,735,000	31,700,067
WellPoint, Inc.
6.375%, 1/15/12	7,662,000	8,024,803
5.00%, 12/15/14	15,610,000	15,147,460
5.25%, 1/15/16	101,170,000	99,349,345

		996,035,871

	PAR VALUE	VALUE
INDUSTRIALS: 19.9%
AT&T Corp.
8.00%, 11/15/31	$158,180,000	$195,476,788
Comcast Corp.
5.30%, 1/15/14	75,040,000	74,026,735
5.85%, 11/15/15	24,960,000	25,346,006
5.90%, 3/15/16	33,925,000	34,512,954
6.50%, 1/15/17	41,870,000	44,189,640
5.875%, 2/15/18	11,660,000	11,691,517
Cox Communications, Inc.
5.45%, 12/15/14	104,995,000	103,717,421
5.875%, 12/1/16(b)	50,015,000	50,395,214
Dillard’s, Inc.
6.625%, 11/15/08	4,985,000	5,028,619
7.13%, 8/1/18	24,015,000	23,624,756
7.75%, 7/15/26	21,666,000	21,341,010
7.75%, 5/15/27	12,803,000	12,626,959
7.00%, 12/1/28	28,825,000	26,230,750
Dow Chemical Co.
4.027%, 9/30/09(b)	54,087,000	52,234,466
6.00%, 10/1/12	9,875,000	10,181,639
7.375%, 11/1/29	29,739,000	33,098,258
Federated Department Stores, Inc. (May Department Stores Co.)
7.625%, 8/15/13	7,155,000	7,812,022
7.00%, 2/15/28	29,325,000	29,773,526
6.70%, 9/15/28	20,550,000	20,092,290
6.90%, 4/1/29	10,450,000	10,556,339
6.90%, 1/15/32	17,065,000	17,143,362
6.70%, 7/15/34	15,485,000	15,272,979
Ford Motor Credit Co.
5.80%, 1/12/09	30,250,000	29,673,647
7.375%, 10/28/09	10,100,000	10,081,436
7.375%, 2/1/11	101,020,000	99,356,504
7.25%, 10/25/11	220,905,000	214,698,232
General Electric Co. 5.00%, 2/1/13	34,994,000	34,728,955
GMAC, LLC 6.875%, 9/15/11	290,675,000	290,956,664
HCA, Inc.
8.75%, 9/1/10	54,920,000	57,597,350
7.875%, 2/1/11	34,025,000	34,662,969
6.25%, 2/15/13	39,655,000	36,036,481
6.75%, 7/15/13	29,463,000	27,179,617
5.75%, 3/15/14	28,700,000	24,502,625
6.50%, 2/15/16	19,690,000	16,761,112
Hess Corp. (Amerada Hess) 7.875%, 10/1/29	6,685,000	7,711,208
Hewlett-Packard Co. 5.50%, 7/1/07	36,220,000	36,216,813
Lafarge SA 6.50%, 7/15/16	34,300,000	35,875,365
Liberty Media Corp.
8.50%, 7/15/29	26,085,000	26,682,999
4.00%, 11/15/29 (exchangeable)	25,675,000	16,977,594
8.25%, 2/1/30	63,310,000	63,291,577
3.75%, 2/15/30 (exchangeable)	44,370,000	27,398,475

PORTFOLIO OF INVESTMENTS (unaudited)	March 31, 2007

FIXED INCOME SECURITIES (continued)

	PAR VALUE	VALUE
Lockheed Martin Corp.
7.65%, 5/1/16	$15,025,000	$17,419,083
6.15%, 9/1/36	16,684,000	17,309,633
Raytheon Co.
6.75%, 8/15/07	6,756,000	6,784,909
6.55%, 3/15/10	10,150,000	10,593,048
7.20%, 8/15/27	4,905,000	5,679,289
Time Warner, Inc. (AOL Time Warner)
7.625%, 4/15/31	146,758,000	164,930,016
7.70%, 5/1/32	111,134,000	125,997,061
Wyeth
5.50%, 2/1/14	110,715,000	111,389,365
5.50%, 2/15/16	15,000,000	15,030,180
5.45%, 4/1/17	47,445,000	47,191,501
Xerox Corp.
9.75%, 1/15/09	29,000,000	31,100,673
7.125%, 6/15/10	77,900,000	81,833,327
6.875%, 8/15/11	52,625,000	55,383,602
6.40%, 3/15/16	22,810,000	23,460,655
7.20%, 4/1/16	17,996,000	18,968,666

		2,647,833,881
TRANSPORTATION: 2.7%
Burlington Northern Santa Fe Railway
4.30%, 7/1/13	7,883,000	7,417,998
4.875%, 1/15/15	7,835,000	7,385,702
7.57%, 1/2/21	11,422,002	12,683,905
8.251%, 1/15/21	1,597,461	1,858,102
5.72%, 1/15/24	31,336,774	31,571,245
5.629%, 4/1/24	47,000,000	47,260,032
5.342%, 4/1/24	11,075,000	10,900,408
CSX Transportation, Inc. 9.75%, 6/15/20	10,272,000	13,579,687
FedEx Corp. 6.72%, 1/15/22	7,667,894	8,256,558
Norfolk Southern Corp.
7.70%, 5/15/17	29,475,000	32,848,355
9.75%, 6/15/20	14,188,000	19,067,182
Union Pacific Corp.
6.50%, 4/15/12	12,337,000	12,932,359
5.375%, 5/1/14	22,886,000	22,726,507
4.875%, 1/15/15	10,764,000	10,127,449
6.85%, 1/2/19	7,497,817	8,056,854
6.70%, 2/23/19	11,244,128	11,978,257
7.60%, 1/2/20	1,702,509	1,904,921
6.061%, 1/17/23	17,047,094	17,746,707
4.698%, 1/2/24	6,136,039	5,853,720
5.082%, 1/2/29	10,998,450	10,562,090
5.866%, 7/2/30	61,210,000	63,375,610

		358,093,648

		4,001,963,400

TOTAL FIXED INCOME SECURITIES (Cost $12,853,843,755)		12,926,524,746

SHORT-TERM INVESTMENTS: 2.0%

	PAR VALUE	VALUE
SSgA Prime Money Market Fund	$13,161,440	$13,161,440
State Street Repurchase Agreement 4.95%, 4/2/07, maturity value $223,602,198 (collateralized by U.S. Treasury Securities, value $227,981,607, 5.25% - 7.625%, 2/15/25 - 2/15/29)	223,510,000	223,510,000
U.S. Treasury Bills
4/26/07	30,000,000	29,894,271

TOTAL SHORT-TERM INVESTMENTS (Cost $266,565,711)		266,565,711

TOTAL INVESTMENTS (Cost $13,120,409,466)	99.1%	13,193,090,457
OTHER ASSETS LESS LIABILITIES	0.9%	116,145,328

TOTAL NET ASSETS	100.0%	$13,309,235,785

(a)	Cumulative preferred security
(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2007, all such securities in total represented $237,203,591 or 1.8% of total net assets.

When two issuers are identified, the first name refers to the acquirer/successor obligor or guarantor, and the second name (within the parentheses) refers to the original issuer of the instruments.

ARM: Adjustable Rate Mortgage

CMO: Collateralized Mortgage Obligation

REMIC: Real Estate Mortgage Investment Conduit

NOTES TO PORTFOLIO OF INVESTMENTS (unaudited)

Security valuation. The Fund’s net assets are valued as of the close of trading on the New York Stock Exchange (NYSE), generally 4:00 p.m. Eastern Time, each day that the NYSE is open for business. Fixed income securities with original maturities of one year or more are priced on the basis of valuations furnished by pricing services which utilize both dealer-supplied valuations and electronic data processing techniques. Under certain circumstances, fixed income securities that are not valued by pricing services are temporarily valued by the investment manager utilizing both dealer-supplied valuations and electronic data processing techniques. Valuations of fixed income securities take into account appropriate factors such as institutional-size trading markets in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter listed prices. Security values are not discounted based on the size of the Fund’s position. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board of Trustees. Short-term securities are valued at amortized cost which approximates current value. All securities held by the Fund are denominated in U.S. dollars.

Security transactions. Security transactions are recorded on the trade date.

Income tax matters. At March 31, 2007, the cost of investments for federal income tax purposes was equal to the cost for financial reporting purposes. Net unrealized appreciation aggregated $72,680,991, of which $150,883,048 represented appreciated securities and $78,202,057 represented depreciated securities.

Other. For more information regarding the Fund and its holdings, please see the Fund’s most recent prospectus and annual report.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision of and with the participation of the registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures. Based on that evaluation, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures were effective.

(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached. (EX-99.CERTS)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DODGE & COX FUNDS

By	/S/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

Date:	May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

DODGE & COX FUNDS

By	/S/ JOHN A. GUNN
John A. Gunn
Chairman—Principal Executive Officer

By	/S/ DAVID H. LONGHURST
David H. Longhurst
Treasurer—Principal Financial Officer

Date:	May 25, 2007